Exhibit 99.7

Client Name:
Client Project Name:	ACHM 2025-HE3CO
Start - End Dates:	9/1/2023 - 11/5/2025
Deal Loan Count:	1

Loan Level Tape Compare Upload

Loans in Report	1

Loan Number	Borrower Last Name	Field Name	Tape Data	Reviewer Data

©2025 Clayton Services LLC. All rights reserved. Ownership and use of this report is governed by the legal agreement between Clayton and the party for which it was prepared. Any use not expressly authorized by such agreement, including reliance on this report by anyone other than such party, is prohibited.